RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Notional and Maturity Summary (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) GWh Bcf MMBbls	Dec. 31, 2019 USD ($) GWh Bcf MMBbls	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)
Commodities | Power
Derivative [Line Items]
Notional amount, energy (gwh) | GWh	0	0
Commodities | Power | Purchases
Derivative [Line Items]
Notional amount, energy (gwh) | GWh	185	492
Commodities | Power | Sales
Derivative [Line Items]
Notional amount, energy (gwh) | GWh	1,786	2,089
Commodities | Natural Gas
Derivative [Line Items]
Notional amount	$ 0	$ 0	$ 0	$ 0
Commodities | Natural Gas | Purchases
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | Bcf	13	14
Commodities | Natural Gas | Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | Bcf	14	22
Commodities | Liquids
Derivative [Line Items]
Notional amount	$ 0	$ 0	0	0
Commodities | Liquids | Purchases
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | MMBbls	26	39
Commodities | Liquids | Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | MMBbls	30	53
Foreign exchange
Derivative [Line Items]
Notional amount	$ 4,432	$ 3,153	1,700	800
Foreign exchange | Purchases
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | Bcf	0	0
Foreign exchange | Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | Bcf	0	0
Interest rate
Derivative [Line Items]
Notional amount	$ 1,100	$ 1,600	$ 0	$ 0
Interest rate | Purchases
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | MMBbls	0	0
Interest rate | Sales
Derivative [Line Items]
Notional amount, volume (bcf and mmbbls) | MMBbls	0	0